Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expenses

Share-based compensation expenses recognized during the years presented are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Share-based compensation expenses
- Related to accelerated vesting of share options (a)	(64,660)	(1,905)	—
- Related to modification of exercise price of share options on modification day	12,793	—	—
- Related to vesting of share options (b)	392,727	79,407	91,174
Total	340,860	77,502	91,174

Movement in Number of Share Options Granted and Related Weighted Average Exercise Prices

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As of January 1, 2022	229,038,872	0.3706	12.98	38,230
Granted	85,357,994	0.0250
Forfeited	(27,297,153)	0.0250
As of December 31, 2022	287,099,713	0.0448	11.99	91,942
Granted	110,582,949	0.0250
Forfeited	(36,543,665)	0.0254
Exercised	(37,080,608)	0.0248
As of December 31, 2023	324,058,389	0.0407	11.11	53,820
Granted	9,549,320	0.0250
Forfeited	(35,826,066)	0.0252
Exercised	(59,609,232)	0.0252
As of December 31, 2024	238,172,411	0.0527	11.45	34,839

Exercisable as of December 31, 2024	121,564,001			16,474

Schedule of Key Assumptions Used to Determine Fair Value of Share Options

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Weighted average fair value per option granted	0.2562	0.2839	0.1450
Weighted average exercise price	0.1659	0.1747	0.1784
Risk-free interest rate (1)	1.56%-4.04%	3.49%-4.75%	4.01%-4.43%
Expected term (in year) (2)	14	14	14
Expected volatility (3)	53.62%-68.75%	65.49%-68.03%	32.52%-32.54%
Dividend yield (4)	0%	0%	0%

(1)
The risk-free interest rates of periods within the contractual life of the share option are based on the daily treasury long-term rate of U.S. Department of the Treasury as of the valuation dates.
(2)
The expected term is the contract life of the option.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Schedule of Share-Based Compensation Expenses included in Statement of Operations

For the years ended December 31, 2022, 2023 and 2024, share-based compensation expenses have been included in the following accounts in the consolidated statement of operations:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Fulfilment expenses	4,267	2,055	387
Selling and marketing expenses	62,231	23,518	(42)
General and administrative expenses	248,400	46,902	89,941
Research and development expenses	25,962	5,027	888